UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                   2/15/12
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            32
                                         ------------
Form 13F Information Table Value Total:       142,179
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-                   NEXT FINANCIAL HOLDINGS
2    028-		    WE2, INC.


                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  ----------------   --------- --------- -------  --- ---- ------- -------- ----------------
ALPS ETF TR 	              ALERIAN MLP	00162Q866     486     29265   SH       DEFINED  NONE	   29265
FIRST TR VALUE LINE DIVID     SHS	        33734H106    1730    108041   SH       DEFINED  NONE	  108041
ISHARES TR 	              BARCLYS 1-3 YR	464287457   32207    381148   SH       DEFINED  NONE      381148
ISHARES TR 	              BARCLY USAGG B	464287226    9071     82276   SH       DEFINED	NONE	   82276
ISHARES TR 	              BARCLYS 1-3YR CR	464288646    3103     29784   SH       DEFINED	NONE	   29784
ISHARES TR 	              BARCLYS 7-10 YR	464287440    6672     63204   SH       DEFINED	NONE       63204
ISHARES TR 	              BARCLYS 3-7 YR	464288661   29265    239802   SH       DEFINED	NONE	  239802
ISHARES TR 	              BARCLYS 20+ YR	464287432    2129     17562   SH       DEFINED	NONE	   17562
ISHARES TR 	              COHEN&ST RLTY	464287564     791     11269   SH       DEFINED	NONE	   11269
ISHARES TR 	              DJ SEL DIV INX	464287168    1775     33007   SH       DEFINED	NONE	   33007
ISHARES TR 	              IBOXX INV CPBD	464287242    1884     16558   SH       DEFINED	NONE	   16558
ISHARES TR 	              MSCI EAFE INDEX	464287465    1098     22163   SH       DEFINED	NONE	   22163
ISHARES TR 	              MSCI EMERG MKT	464287234     724     19095   SH       DEFINED	NONE	   19095
ISHARES TR 	              RUSSELL MCP GR	464287481    1265     22973   SH       DEFINED	NONE	   22973
ISHARES TR 	              RUSSELL MCP VL	464287473    1155     26612   SH       DEFINED	NONE	   26612
ISHARES TR 	              RUSSELL1000GRW	464287614    1552     26849   SH       DEFINED	NONE	   26849
ISHARES TR 	              RUSSELL1000VAL	464287598    1331     20973   SH       DEFINED	NONE	   20973
ISHARES TR 	              RUSL 2000 GROW	464287648     870     10332   SH       DEFINED	NONE	   10332
ISHARES TR 	              RUSL 2000 VALU	464287630     887     13509   SH       DEFINED	NONE	   13509
POWERSHARES DB CMDTY IDX      UNIT BEN INT	73935S105    1898     70705   SH       DEFINED	NONE	   70705
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL	73936D107    1259     56017   SH       DEFINED	NONE	   56017
PROSHARES TR 	              PSHS SHORT DOW30	74347R701    2204     56801   SH       DEFINED	NONE	   56801
PROSHARES TR 	              PSHS SHORT QQQ	74347R602    1275     40756   SH       DEFINED	NONE	   40756
PROSHARES TR 	              PSHS SHRT S&P500	74347R503    5132    127007   SH       DEFINED	NONE	  127007
PROSHARES TR 	              PSHS SHTRUSS2000	74347R826    4702    158420   SH       DEFINED	NONE	  158420
PROSHARES TR 	              ULTR 7-10 TREA	74347R180   14241    133847   SH       DEFINED	NONE	  133847
SELECT SECTOR SPDR TR 	      SBI CONS DISCR	81369Y407    2199     56346   SH       DEFINED	NONE	   56346
SELECT SECTOR SPDR TR 	      SBI CONS STPLS	81369Y308    2214     68137   SH       DEFINED	NONE	   68137
SELECT SECTOR SPDR TR 	      SBI HEALTHCARE	81369Y209    1591     45854   SH       DEFINED	NONE	   45854
SELECT SECTOR SPDR TR 	      SBI INT-UTILS	81369Y886    2278     63317   SH       DEFINED	NONE	   63317
SPDR SERIES TRUST 	      S&P DIVID ETF	78464A763    3816     70846   SH       DEFINED	NONE	   70846
SPDR SERIES TRUST 	      S&P PHARMAC	78464A722    1375     26786   SH       DEFINED	NONE	   26786